CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		11 Months Ended	12 Months Ended
	May 31, 2020	May 31, 2019	Feb. 28, 2019	Feb. 29, 2020
Cash Flows from Operating Activities:
Net (loss) income	$ (155,766)	$ 338,426	$ 574,131	$ 617,903
Adjustments to reconcile net(loss) income to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(109,175)	(398,746)	(729,499)	(1,323,935)
Unrealized gain on marketable securities held in Trust Account	0	(10,815)	2,579	(18,708)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	27,876	27,138	(91,130)	21,546
Accounts payable and accrued expenses	201,608	4,634	23,050	276,603
Net cash used in operating activities	(35,457)	(39,363)	(220,869)	(426,591)
Cash Flows from Investing Activities:
Investment of cash into Trust Account	(210,836)	0	(64,515,000)	(567,182)
Cash withdrawn from Trust Account for redemptions	26,983,755	0		6,268,796
Net cash provided by investing activities	26,772,919	0	(64,515,000)	5,701,614
Cash Flows from Financing Activities:
Proceeds from convertible promissory note - related party	375,000	0		750,000
Redemption of ordinary shares	(26,983,755)	0		(6,268,796)
Proceeds from sale of Units, net of underwriting discounts paid			61,826,875
Advances from related party			363,436
Repayment of advances from related party			(363,436)
Payment of offering costs			(391,087)
Proceeds from sale of Private Units			3,588,130
Proceeds from issuance of ordinary shares to initial shareholder			25,000
Net cash used in financing activities	(26,608,755)	0	65,048,918	(5,518,796)
Net Change in Cash	128,707	(39,363)	313,049	(243,773)
Cash - Beginning	69,276	313,049		313,049
Cash - Ending	197,983	273,686	313,049	69,276
Non-Cash investing and financing activities:
Initial classification of ordinary shares subject to possible redemption			57,821,015
Change in value of ordinary shares subject to possible redemption	$ (155,761)	$ 338,425	588,276	$ 617,904
Deferred underwriting fee payable			$ 2,213,750